Investment accounts (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Investment accounts
Number of Solana Changes in fair value	$ 39,878	$ 0
Crypto asset carrying value	5,951,271	0
Unrealized gain (loss) on crypto assets	182,665	0
Staking rewards	6,548	0
Cash	2,602,329
Total investment accounts	$ 8,742,813	$ 0